Changes in Equity (Tables)	3 Months Ended
Dec. 31, 2014
Changes In Equity Tables
Schedule of Stockholders Equity
Total Equity
Balance at September 30, 2014	$19,916,047
Issuance of common stock for acquisition	580,886
Other comprehensive income	(626,878)
Vesting of stock options and warrants	75,082
Net loss	(2,215,215)
Balance at December 31, 2014	$17,729,922